Interest-bearing liabilities - Changes (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	€ 3,997
Cash flows	43
Acquisitions	4
Translation differences	(104)
Changes in fair value	(31)
Other changes	(8)
Liabilities arising from financing activities, ending balance	3,901
Long-term interest bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	3,657
Cash flows	132
Translation differences	(291)
Changes in fair value	(46)
Other changes	5
Liabilities arising from financing activities, ending balance	3,457
Short-term interest-bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	370
Cash flows	(40)
Acquisitions	4
Translation differences	(12)
Other changes	(13)
Liabilities arising from financing activities, ending balance	309
Derivatives held to hedge long-term borrowings
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	(30)
Cash flows	(49)
Translation differences	199
Changes in fair value	15
Liabilities arising from financing activities, ending balance	€ 135